CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - RUB (₽) ₽ in Millions	Common stock	Treasury stock	Additional paid-in capital	Financial instruments revaluation reserve MTS Bank	Financial instruments revaluation reserve	Foreign currency translation reserve	Remeasurements of the net defined benefit liability	Retained earnings	Equity attributable to equity holders MTS Bank	Equity attributable to equity holders	Non-controlling interests	MTS Bank	Total
Balance at beginning of the year (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2017								₽ 154,938		₽ 124,021	₽ 4,096		₽ 128,117
Balance at beginning of the year (Adjustment on initial application of IFRS 9) at Dec. 31, 2017								1,367		1,367			1,367
Balance at beginning of the year (IFRS 15 adjustments) at Dec. 31, 2017								2,528		2,528	17		2,545
Balance at beginning of the year at Dec. 31, 2017	₽ 200		₽ 381		₽ 340	₽ (9,697)	₽ 503	151,043		120,126	4,079		124,205
Balance at beginning of the year (in shares) at Dec. 31, 2017	1,998,381,575
Balance at beginning of the year at Dec. 31, 2017		₽ (22,644)
Balance at beginning of the year (in shares) at Dec. 31, 2017		(86,339,156)
Profit for the year								6,848		6,848	984	₽ 609	7,832
Unrecognized actuarial gain							167			167			167
Currency translation adjustment						7,726				7,726	9		7,735
Net fair value (loss) / gain on financial instruments				₽ (103)					₽ (103)			(103)	(103)
Total comprehensive (loss) / income for the year					(103)	7,726	167	6,848		14,638	993	₽ 1,223	15,631
Issuance of stock options			675							675			675
Exercise of stock options		₽ (403)	403
Exercise of stock options (in shares)		1,369,303
Dividends declared by MTS								(48,921)		(48,921)			(48,921)
Dividends to non-controlling interests											(1,165)		(1,165)
Purchase of own stock (Note 33)		₽ (22,567)	(4)							(22,571)			(22,571)
Purchase of own stock (Note 33) (in shares)		(82,669,046)
Purchase of non-controlling interests			(97)							(97)	47		(50)
Acquisitions under common control			2,471							2,471	(8,320)		(5,849)
Reclass to retained earnings			1,919					(1,919)
Balance at end of the year at Dec. 31, 2018	₽ 200				237	(1,971)	670	110,946		65,274	12,291		77,565
Balance at end of the year (in shares) at Dec. 31, 2018	1,998,381,575
Balance at end of the year at Dec. 31, 2018		₽ (44,808)
Balance at end of the year (in shares) at Dec. 31, 2018		(167,638,899)
Profit for the year								54,241		54,241	858		55,099
Currency translation adjustment						721				721			721
Net fair value (loss) / gain on financial instruments					(237)					(237)			(237)
Total comprehensive (loss) / income for the year					₽ (237)	8,668		54,241		62,672	858		63,530
Issuance of stock options			872							872			872
Exercise of stock options		₽ 982	(1,060)							(78)			(78)
Exercise of stock options (in shares)		3,610,561
Dividends declared by MTS								(74,302)		(74,302)			(74,302)
Dividends to non-controlling interests											(1,123)		(1,123)
Purchase of own stock (Note 33)		₽ (15,922)								(15,922)			(15,922)
Purchase of own stock (Note 33) (in shares)		(61,519,084)
Purchase of non-controlling interests			(4,162)							(4,162)	(8,700)		(12,862)
Disposal of subsidiary						7,947				7,947			7,947
Acquisitions under common control			(1,286)							(1,286)			(1,286)
Reclass to retained earnings			5,636					(5,636)
Balance at end of the year at Dec. 31, 2019	₽ 200					6,697	670	85,249		33,068	3,326		36,394
Balance at end of the year (in shares) at Dec. 31, 2019	1,998,381,575
Balance at end of the year at Dec. 31, 2019		₽ (59,748)											(59,748)
Balance at end of the year (in shares) at Dec. 31, 2019		(225,547,422)
Profit for the year								61,412		61,412	661		62,073
Currency translation adjustment						1,644				1,644			1,644
Total comprehensive (loss) / income for the year						1,644		61,413		63,056	661		63,717
Issuance of stock options			560							560			560
Exercise of stock options		₽ 768	(767)
Exercise of stock options (in shares)		2,865,735
Dividends declared by MTS								(52,012)		(52,012)			(52,012)
Dividends to non-controlling interests											52		52
Purchase of own stock (Note 33)		₽ (16,010)								(16,010)			(16,010)
Purchase of own stock (Note 33) (in shares)		(48,797,719)
Reclass to retained earnings			296					(258)		38	(49)		(11)
Balance at end of the year at Dec. 31, 2020	₽ 200		₽ 89			₽ 8,341	₽ 670	₽ 94,391		₽ 28,700	₽ 3,990		32,690
Balance at end of the year (in shares) at Dec. 31, 2020	1,998,381,575
Balance at end of the year at Dec. 31, 2020		₽ (74,990)											₽ (74,990)
Balance at end of the year (in shares) at Dec. 31, 2020		(271,479,406)